Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Tables
Intangible assets
	December 31, 2014
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	34,249	24,492	9,757
Web-site content	78,456	78,456	-
Subscribers list	7,845	7,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$246,081	$236,324	$9,757

	December 31, 2013
		Accumulated
	Cost	Amortization	Net
Source code	$19,615	$19,615	$-
URL	51,219	27,730	23,489
Web-site content	178,456	156,856	21,600
Subscribers list	56,845	56,845	-
Client accounts	98,070	98,070	-
Trade name	7,846	7,846	-
	$412,051	$366,962	$45,089

Estimated amortization expense
	Cost	Accum. Amortized	Loss on retirement

Intangible assets	$6,000	$4,862	$1,138